Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	$ 25,400,000	$ 17,400,000	$ (37,400,000)
Effect to net income included in realized capital gains and losses	14,300,000	13,400,000	(41,200,000)
Effect to net income included in investment income	7,100,000	8,300,000	8,100,000
Effect to net income included in interest credited to contract holder funds	(142,000)	(156,000)
Effect to net income included in contract benefits	4,100,000	(4,200,000)	(4,300,000)
Free-standing derivatives, assets	306,000
Free-standing derivatives, liabilities		2,867,000
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Free-standing derivatives, assets	306,000	38,000	469,000
Free-standing derivatives, liabilities		$ 2,905,000	$ 3,500,000